Collaboration Cost for Sales Partners (Details) - Cost of Sales [Member]	12 Months Ended
Dec. 31, 2023
Minimum [Member]
Collaboration Cost for Sales Partners [Line Items]
Loans issued to the borrowers, percentages	5.00%
Maximum [Member]
Collaboration Cost for Sales Partners [Line Items]
Loans issued to the borrowers, percentages	25.00%